Earnings / (Loss) Per Share - Schedule of Basic and Diluted Earnings Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Net loss from continuing operations	$ (3,935)	$ (678)	$ (3,747)
Net profit/(loss) from discontinued operations		9,430	(9,712)
Net profit/(loss)	$ (3,935)	$ 8,752	$ (13,459)
Weighted average shares outstanding - Basic	31,362,848	22,545,989	20,994,015
- Diluted	31,362,848	22,784,302	20,994,015
Basic
Continuing operations	$ (0.13)	$ (0.03)	$ (0.18)
Discontinued operations		$ 0.42	$ (0.46)
Earnings per share basic	$ (0.13)	$ 0.39	$ (0.64)
Diluted
Continuing operations	$ (0.13)	$ (0.03)	$ (0.18)
Discontinued operations		$ 0.41	$ (0.46)
Earnings per share diluted	$ (0.13)	$ 0.38	$ (0.64)